Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 20	$ 788	$ 196	$ 808	$ 577
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	(3)	(64)	43	(67)	79
Dividend income	$ 42	$ 33	$ 42	$ 75	$ 80